Loans and Allowance for Credit Losses - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Receivables [Abstract]
Provision for (reversal of) credit losses on loans	$ 272,000	$ (415,000)	$ 675,000	$ (106,000)